Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 503,470	$ 326,713	$ 0
Accounts receivable, net	891,388	756,096	0
Inventory	2,040,852	2,172,327	495,150
Total Current Assets	3,435,710	3,255,136	495,150
Property and equipment, net	771,918	849,027	0
Intangible assets	3,069,857	3,184,280	0
Operating lease right of use asset	110,033	196,299	0
Total Assets	7,387,518	7,484,742	495,150
Current Liabilities
Accounts payable and accrued liabilities	20,412	55,756	5,280
Sales tax payable	5,318	12,665	0
Current portion of operating lease payable	138,788	181,199	0
Deferred revenue	440,327	779,128	0
Total Current Liabilities	604,845	1,028,748	5,280
Non-current Liabilities
Loan payable - ICT Investments	709,737	926,768	0
PPP loans payable	397,500	198,750	0
Operating lease payable		43,855	0
Total Non-current Liabilities	1,107,237	1,169,373	0
Total Liabilities	1,712,082	2,198,121	5,280
Stockholders' Equity
Common stock par value $0.01: 100,000,000 shares authorized; 29,270,502 issued and outstanding as of June 30, 2021 and 29,270,502 issued and outstanding as of December 31, 2020	292,705	292,705	26,613
Additional paid in capital	4,998,911	4,998,911	478,893
Retained earnings (deficit)	383,820	(4,995)	(15,636)
Total Stockholder Equity	5,675,436	5,286,621	489,870
Total Liabilities and Stockholders' Equity	$ 7,387,518	$ 7,484,742	$ 495,150